Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2022	December 31, 2021
	$	$
Trade accounts payable and trade accruals	363,778	284,010
Employee related accruals	67,967	71,901
Indirect taxes payable	47,263	66,184
Other payables and accruals	38,013	28,667
Foreign exchange forward contracts	15,548	5,926
	532,569	456,688